Shareholder Report, Holdings (Details) - C000259934	Oct. 31, 2025
FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_46429B598
Holdings [Line Items]
Percent of Net Asset Value	3.10%
FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%